SUBSEQUENT EVENT (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
		Aug. 06, 2024	Jul. 08, 2024	Jun. 28, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jun. 27, 2024
Subsequent Event [Line Items]
Reverse stock split				1-for-30	1-for-30 reverse stock split		1-for-30 reverse stock split
Common stock, par value				$ 0.003	$ 0.003		$ 0.003
Common stock, shares issued								160,707,171
Common stock, shares issued				5,471,661	5,471,661		5,471,661
Offering, issuance, and sale	[1]					$ 200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split			1-for-30 reverse stock split
Common stock, shares issued			5,471,661
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Offering, issuance, and sale		$ 200,000,000

[1]	Issuance of Chijet Motor Ordinary Shares to independent directors pursuant to the board of directors’ compensation program adopted by the Company upon consummation of the business combination with JWAC as discussed in Note1(c) and 22(d).